CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements of post-employment benefits
Opening balance	$ 8,157,745	$ 8,230,030
Service costs	1,727,905	2,059,799
Interest costs	300,755	182,328
Net actuarial losses	(530,059)	536,105
Benefits paid	(1,369,991)	(2,850,517)
Total	$ 8,286,355	$ 8,157,745